Item 1. Schedule of Investments:

Putnam Discovery Growth Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (100.7%)(a)
	Shares	Value

Aerospace and Defense (2.5%)
DRS Technologies, Inc.	134,900	$6,658,664
L-3 Communications Holdings, Inc.	104,300	8,247,001
Lockheed Martin Corp.	71,900	4,388,776
United Technologies Corp.	117,900	6,111,936
		25,406,377

Airlines (0.9%)
SkyWest, Inc.	261,100	7,002,702
Southwest Airlines Co.	166,600	2,474,010
		9,476,712

Automotive (0.5%)
Oshkosh Truck Corp.	112,000	4,833,920

Banking (3.2%)
Commerce Bancorp, Inc.	424,594	13,030,790
Corus Bankshares, Inc.	77,700	4,260,291
Texas Regional Bancshares, Inc.	99,600	2,867,484
U.S. Bancorp	295,400	8,294,832
Westcorp	61,600	3,628,240
		32,081,637

Beverage (0.6%)
Coca-Cola Co. (The)	139,100	6,007,729

Biotechnology (2.6%)
Amgen, Inc. (NON)	95,300	7,592,551
Amylin Pharmaceuticals, Inc. (NON)	147,200	5,121,088
Celgene Corp. (NON)	31,675	1,720,586
Invitrogen Corp. (NON)	64,600	4,859,858
MedImmune, Inc. (NON)	209,500	7,049,675
		26,343,758

Building Materials (1.2%)
Building Material Holding Corp.	54,500	5,078,855
Masco Corp.	141,800	4,350,424
Sherwin Williams Co.	51,600	2,274,012
		11,703,291

Coal (1.4%)
CONSOL Energy, Inc.	82,200	6,269,394
Peabody Energy Corp.	91,200	7,692,720
		13,962,114

Commercial and Consumer Services (3.7%)
ARAMARK Corp. Class B	126,800	3,386,828
Arbitron, Inc.	36,000	1,434,240
Cendant Corp.	198,000	4,086,720
Consolidated Graphics, Inc. (NON)	42,200	1,816,710
eBay, Inc. (NON)	182,900	7,535,480
Global Cash Access, Inc. (NON)	40,000	564,000
Google, Inc. Class A (NON)	7,000	2,215,220
John H. Harland Co.	73,200	3,250,080
Walter Industries, Inc.	65,100	3,184,692
West Corp. (NON)	106,000	3,963,340
Yahoo!, Inc. (NON)	171,900	5,817,096
		37,254,406
Communications Equipment (1.6%)

Cisco Systems, Inc. (NON)	582,400	10,442,432
Comtech Telecommunications Corp. (NON)	144,600	5,996,562
		16,438,994

Computers (4.7%)
Apple Computer, Inc. (NON)	118,600	6,358,146
Dell, Inc. (NON)	323,700	11,070,540
EMC Corp. (NON)	556,900	7,206,286
Emulex Corp. (NON)	305,100	6,166,071
Intergraph Corp. (NON)	114,700	5,128,237
Logitech International SA ADR (Switzerland) (NON)	107,600	4,384,700
NCR Corp. (NON)	170,000	5,424,700
VeriFone Holdings, Inc. (NON)	126,400	2,541,904
		48,280,584

Conglomerates (0.4%)
Tyco International, Ltd.	161,900	4,508,915

Consumer Finance (3.5%)
Capital One Financial Corp.	94,400	7,506,688
Countrywide Financial Corp.	270,500	8,921,090
MBNA Corp.	578,600	14,256,704
Providian Financial Corp. (NON)	282,000	4,985,760
		35,670,242

Consumer Goods (1.1%)
Avon Products, Inc.	80,100	2,162,700
Chattem, Inc. (NON)	94,600	3,358,300
Tupperware Corp.	248,300	5,656,274
		11,177,274

Consumer Services (1.8%)
Alliance Data Systems Corp. (NON)	84,600	3,312,090
Interline Brands, Inc. (NON)	82,400	1,731,224
Labor Ready, Inc. (NON)	380,000	9,747,000
Talx Corp.	102,100	3,347,859
		18,138,173

Electrical Equipment (0.8%)
WESCO International, Inc. (NON)	248,300	8,409,921

Electronics (4.0%)
Amphenol Corp. Class A	81,600	3,291,744
Arrow Electronics, Inc. (NON)	166,700	5,227,712
Atmel Corp. (NON)	1,240,000	2,554,400
Avnet, Inc. (NON)	211,400	5,168,730
Freescale Semiconductor, Inc. Class A (NON)	296,600	6,943,406
Freescale Semiconductor, Inc. Class B (NON)	90,200	2,126,916
Intel Corp.	279,200	6,882,280
MEMC Electronic Materials, Inc. (NON)	246,600	5,620,014
Texas Instruments, Inc.	87,700	2,973,030
		40,788,232

Energy (2.9%)
CAL Dive International, Inc. (NON)	77,400	4,907,934
Cooper Cameron Corp. (NON)	88,200	6,520,626
Pride International, Inc. (NON)	268,400	7,652,084
Unit Corp. (NON)	98,100	5,422,968
Veritas DGC, Inc. (NON)	148,400	5,434,408
		29,938,020

Entertainment (--%)
Speedway Motorsports, Inc.	2,200	79,926

Financial (1.1%)
Asset Acceptance Capital Corp. (NON)	198,900	5,961,033
Fannie Mae	120,500	5,400,810
		11,361,843

Forest Products and Packaging (0.5%)
Crown Holdings, Inc. (NON)	319,700	5,096,018

Gaming & Lottery (1.3%)

Ameristar Casinos, Inc.	318,900	6,645,876
GTECH Holdings Corp.	218,400	7,001,904
		13,647,780

Health Care Services (6.9%)
Cardinal Health, Inc.	84,900	5,386,056
Cerner Corp. (NON)	86,400	7,510,752
Coventry Health Care, Inc. (NON)	47,300	4,068,746
Express Scripts, Inc. (NON)	61,600	3,831,520
HCA, Inc.	79,100	3,790,472
Humana, Inc. (NON)	30,800	1,474,704
LifePoint Hospitals, Inc. (NON)	103,334	4,518,796
Lincare Holdings, Inc. (NON)	174,000	7,142,700
Medco Health Solutions, Inc. (NON)	54,700	2,999,201
Pediatrix Medical Group, Inc. (NON)	97,600	7,497,632
Sierra Health Services, Inc. (NON)	133,000	9,159,710
Steris Corp.	172,600	4,106,154
United Surgical Partners International, Inc. (NON)	28,900	1,130,279
UnitedHealth Group, Inc.	143,000	8,036,600
		70,653,322

Homebuilding (1.7%)
Desarrolladora Homex SA de CV ADR (Mexico) (NON)	103,800	3,187,698
Lennar Corp.	67,438	4,030,095
NVR, Inc. (NON)	11,600	10,265,420
		17,483,213

Household Furniture and Appliances (0.4%)
Conn's, Inc. (NON)	129,900	3,600,828

Insurance (3.0%)
ACE, Ltd. (Bermuda)	77,100	3,629,097
American International Group, Inc.	231,800	14,362,328
AmerUs Group Co.	500	28,622
Everest Re Group, Ltd. (Barbados)	45,800	4,483,820
Safety Insurance Group, Inc.	70,100	2,494,859
W.R. Berkley Corp.	144,200	5,693,016
		30,691,742

Investment Banking/Brokerage (2.1%)
Bear Stearns Cos., Inc. (The)	23,500	2,579,125
Calamos Asset Management, Inc. Class A	147,400	3,637,832
Goldman Sachs Group, Inc. (The)	33,900	4,121,562
Lehman Brothers Holdings, Inc.	40,500	4,717,440
Nuveen Investments, Inc. Class A	170,279	6,707,290
		21,763,249

Leisure (0.6%)
Brunswick Corp.	95,400	3,599,442
Harley-Davidson, Inc.	54,300	2,630,292
		6,229,734

Lodging/Tourism (0.7%)
Choice Hotels International, Inc.	64,600	4,175,744
Royal Caribbean Cruises, Ltd.	72,800	3,144,960
		7,320,704

Machinery (2.3%)
Cummins, Inc.	110,500	9,722,895
JLG Industries, Inc.	160,300	5,865,377
Parker-Hannifin Corp.	37,200	2,392,332
Timken Co.	200,300	5,934,889
		23,915,493

Manufacturing (0.2%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	39,600	1,513,908

Medical Technology (6.1%)
American Medical Systems Holdings, Inc. (NON)	183,700	3,701,555
Bausch & Lomb, Inc.	92,600	7,470,968
Baxter International, Inc.	79,600	3,173,652
Becton, Dickinson and Co.	65,800	3,449,894
Dade Behring Holdings, Inc.	177,600	6,510,816
Diagnostic Products Corp.	57,600	3,037,248

DJ Orthopedics, Inc. (NON)	230,700	6,676,458
Kinetic Concepts, Inc. (NON)	54,060	3,070,608
Mentor Corp.	85,300	4,692,353
Respironics, Inc. (NON)	97,100	4,095,678
St. Jude Medical, Inc. (NON)	57,900	2,709,720
Sybron Dental Specialties, Inc. (NON)	140,000	5,821,200
Symmetry Medical, Inc. (NON)	121,300	2,874,810
Varian Medical Systems, Inc. (NON)	127,100	5,021,721
		62,306,681

Metal Fabricators (0.5%)
Mueller Industries, Inc.	184,100	5,112,457

Metals (1.4%)
Freeport-McMoRan Copper & Gold, Inc. Class B	166,700	8,099,953
Steel Dynamics, Inc.	189,493	6,435,182
		14,535,135

Office Equipment & Supplies (0.3%)
Reynolds and Reynolds Co. (The) Class A	120,300	3,297,423

Oil & Gas (6.2%)
Amerada Hess Corp.	34,200	4,702,500
Bronco Drilling Co., Inc. (NON)	15,790	435,015
Devon Energy Corp.	61,400	4,214,496
Exxon Mobil Corp.	264,900	16,831,746
Giant Industries, Inc. (NON)	78,600	4,601,244
Marathon Oil Corp.	72,700	5,011,211
Newfield Exploration Co. (NON)	104,200	5,116,220
Noble Energy, Inc.	185,800	8,714,020
Occidental Petroleum Corp.	49,900	4,262,957
Universal Compression Holdings, Inc. (NON)	79,600	3,165,692
Valero Energy Corp.	59,000	6,670,540
		63,725,641

Pharmaceuticals (5.1%)
Barr Pharmaceuticals, Inc. (NON)	111,900	6,145,548
Cephalon, Inc. (NON)	115,300	5,352,226
Endo Pharmaceuticals Holdings, Inc. (NON)	141,900	3,784,473
Hospira, Inc. (NON)	174,300	7,141,071
Johnson & Johnson	199,100	12,599,048
Perrigo Co.	147,100	2,105,001
Pfizer, Inc.	319,700	7,982,909
Salix Pharmaceuticals, Ltd. (NON)	75,500	1,604,375
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	84,700	2,830,674
Valeant Pharmaceuticals International	123,700	2,483,896
		52,029,221

Power Producers (0.2%)
AES Corp. (The) (NON)	132,100	2,170,403

Publishing (1.0%)
McGraw-Hill Companies, Inc. (The)	62,200	2,988,088
R. H. Donnelley Corp. (NON)	72,800	4,605,328
R. R. Donnelley & Sons Co.	63,600	2,357,652
		9,951,068

Railroads (0.1%)
Norfolk Southern Corp.	11,700	474,552

Real Estate (0.3%)
CB Richard Ellis Group, Inc. Class A (NON)	63,800	3,138,960

Restaurants (1.9%)
Domino's Pizza, Inc.	202,000	4,710,640
McDonald's Corp.	125,800	4,213,042
Red Robin Gourmet Burgers, Inc. (NON)	122,100	5,597,064
Yum! Brands, Inc.	93,800	4,540,858
		19,061,604

Retail (6.6%)
Abercrombie & Fitch Co. Class A	53,500	2,666,975
Advance Auto Parts, Inc. (NON)	162,900	6,300,972
Aeropostale, Inc. (NON)	201,100	4,273,375
American Eagle Outfitters, Inc.	102,100	2,402,413

Best Buy Co., Inc.	107,700	4,688,181
Coach, Inc. (NON)	76,300	2,392,768
Great Atlantic & Pacific Tea Co. (NON)	191,600	5,433,776
Home Depot, Inc. (The)	154,300	5,885,002
HomeStore.com, Inc. (NON)	20,302	88,314
Lowe's Cos., Inc.	79,900	5,145,560
Michaels Stores, Inc.	226,000	7,471,560
New York & Company, Inc. (NON)	200,200	3,283,280
Office Depot, Inc. (NON)	58,900	1,749,330
Pacific Sunwear of California, Inc. (NON)	141,200	3,027,328
Staples, Inc.	304,900	6,500,468
Stein Mart, Inc.	192,700	3,911,810
Whole Foods Market, Inc.	13,900	1,868,855
		67,089,967

Schools (0.8%)
Apollo Group, Inc. Class A (NON)	32,100	2,131,119
Career Education Corp. (NON)	171,000	6,080,760
		8,211,879

Semiconductor (1.6%)
Applied Materials, Inc.	203,100	3,444,576
Brooks Automation, Inc. (NON)	263,900	3,517,787
Lam Research Corp. (NON)	239,800	7,306,706
Novellus Systems, Inc. (NON)	94,500	2,370,060
		16,639,129

Shipping (0.4%)
J. B. Hunt Transport Services, Inc.	201,700	3,834,317

Software (4.4%)
Adobe Systems, Inc.	123,300	3,680,505
Amdocs, Ltd. (Guernsey) (NON)	138,649	3,844,737
Blackboard, Inc. (NON)	207,500	5,189,575
Cadence Design Systems, Inc. (NON)	233,400	3,771,744
Citrix Systems, Inc. (NON)	72,200	1,815,108
Epicor Software Corp. (NON)	238,600	3,101,800
FileNET Corp. (NON)	103,700	2,893,230
MarketSoft Software Corp. (acquired 8/12/04, cost $329) (Private)
(RES)(NON)(F)	5,783	6
McAfee, Inc. (NON)	62,700	1,970,034
Mercury Interactive Corp. (NON)	50,800	2,011,680
Oracle Corp. (NON)	371,800	4,606,602
Parametric Technology Corp. (NON)	586,700	4,089,299
Progress Software Corp. (NON)	159,500	5,067,315
Symantec Corp. (NON)	116,300	2,635,358
		44,676,993

Specialty Printing (0.1%)
VistaPrint, Ltd. (Bermuda) (NON)	72,500	1,105,625

Technology Services (3.0%)
Anteon International Corp. (NON)	105,700	4,519,732
Fair Isaac Corp.	189,200	8,476,160
Fiserv, Inc. (NON)	163,900	7,518,093
Global Payments, Inc.	78,900	6,132,108
Transaction Systems Architects, Inc. (NON)	129,300	3,601,005
		30,247,098

Telecommunications (0.7%)
Premiere Global Services, Inc. (NON)	347,400	2,841,732
Sprint Nextel Corp.	161,923	3,850,529
		6,692,261

Textiles (0.5%)
K-Swiss, Inc. Class A	82,400	2,436,568
Phillips-Van Heusen Corp.	93,200	2,891,064
		5,327,632

Tobacco (1.0%)
Altria Group, Inc.	136,900	10,090,899

Transportation (0.3%)
Hornbeck Offshore Services, Inc. (NON)	84,800	3,106,232

Total common stocks (cost $949,901,385)		$1,026,603,236

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)

	Shares	Value

Bowstreet Inc. Series A1 cv. pfd. (acquired 11/23/04, cost $20,621)
(Private) (RES)(NON)(F)	33,711	$20,621
Bowstreet Inc. Series A2 cv. pfd. (acquired 10/25/00, cost $1,500,000)
(Private) (RES)(NON)(F)	65,033	38,746

CommVault Systems zero % cv. pfd. (acquired various dates from
01/30/02 through 09/04/03, cost $1,250,002) (Private) (RES)(NON)(F)	399,234	1,501,120
Hyperchip, Inc. Ser. C, 8.00% cv. pfd. (acquired 09/05/00, cost
$150,000) (Private) (RES)(NON)(F)	170,455	43
MarketSoft Software Corp. Ser. D, zero % cv. pfd. (acquired various dates from 12/07/00 through 08/12/04, cost $1,109,670) (Private)
(RES)(NON)(F)	182,257	152,367
NeoPhotonics Corp. cv. pfd.(acquired 10/05/04, cost $50) (Private)
(RES)(NON)(F)	55	1
Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired 07/27/00, cost
$344,354) (Private) (RES)(NON)(F)	122,060	12,206

Total convertible preferred stocks (cost $4,374,697)		$1,725,104

SHORT-TERM INVESTMENTS (0.2%)(a) (cost $2,204,712)

	Shares	Value

Putnam Prime Money Market Fund (e)	2,204,712	$2,204,712

TOTAL INVESTMENTS

Total investments (cost $956,480,794)(b)		$1,030,533,052

WRITTEN OPTIONS OUTSTANDING at 9/30/05 (premiums received $98,411) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Comtech Telecommunications Corp. (Call)	$71,118	Oct 05/ 40.89	$135,245
Comtech Telecommunications Corp. (Call)	44,046	Oct 05/ 40.46	95,087
Comtech Telecommunications Corp. (Call)	13,136	Oct 05/ 41.45	20,283
Pride International, Inc. (Call)	61,363	Oct 05/ 28.43	34,590

Total			$285,205

NOTES

(a) Percentages indicated are based on net assets of $1,019,881,541.

(b) The aggregate identified cost on a tax basis is $960,957,951, resulting in gross unrealized appreciation and depreciation of $108,864,491 and $39,289,390, respectively, or net unrealized appreciation of $69,575,101.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2005 was $1,725,110 or 0.2% of net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $331,002 for the period ended September 30, 2005. During the period ended September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $303,694,693 and $330,049,245, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At September 30, 2005, liquid assets totaling $3,165,782 have been designated as collateral for open forward commitments and written options.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest, to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: November 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: November 29, 2005